LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 688	$ 2,933
Less - current maturities (trade payables)	(300)	(979)
Long-term debt, excluding current maturities	388	1,954
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 398	142
NIS - Fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.60%
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member]
Debt Instrument [Line Items]
Long-term debt		2,330
Less - current maturities (trade payables)	$ (5,207)	(2,094)
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	2.45%
Annual interest rate above prime	0.90%
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	4.30%
Annual interest rate above prime	0.90%
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 290	448
Annual interest rate	5.00%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt		$ 13
Annual interest rate	2.17%